EQUITY ACCOUNTED INVESTMENTS - Fair Value of Equity Accounted Investments (Details) - USD ($) $ in Millions	Dec. 31, 2022		Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Associates And Joint Ventures [Line Items]
Carrying value	$ 2,065	[1]	$ 1,480	$ 1,690
Dealer software and technology services operations
Disclosure Of Associates And Joint Ventures [Line Items]
Carrying value	243		23
Industrials
Disclosure Of Associates And Joint Ventures [Line Items]
Carrying value	933		787
Publicly Listed
Disclosure Of Associates And Joint Ventures [Line Items]
Public price	142		308
Carrying value	336		304
Publicly Listed | Dealer software and technology services operations
Disclosure Of Associates And Joint Ventures [Line Items]
Public price	35		43
Carrying value	0		0
Publicly Listed | Industrials
Disclosure Of Associates And Joint Ventures [Line Items]
Public price	107		265
Carrying value	$ 336		$ 304

[1]	As adjusted to reflect the adoption of IFRS 17, Insurance Contracts (“IFRS 17”). See Note 2(x) for further details.